Loan Payable (Details Narrative) - USD ($)						12 Months Ended
	Aug. 27, 2021	Aug. 27, 2021	Aug. 16, 2021	Aug. 16, 2021	Apr. 08, 2020	Feb. 28, 2021
Guarantor Obligations [Line Items]
Interest Expense, Debt						$ 242,756
LiewYowMingMember
Guarantor Obligations [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 296,000	$ 750,000	$ 545,000	$ 350,000
Debt Conversion, Converted Instrument, Shares Issued	59,200	1,500,000	218,000	700,000
Liew Yow Ming [Member] [Default Label]
Guarantor Obligations [Line Items]
Interest Expense, Debt					$ 170,141